Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Profit of the period	$ 3,236	$ 2,655
Depreciation, amortization and impairment	2,741	2,595
Net finance (income)/expense	2,887	3,223
Equity-settled share-based payment expense	315	286
Income tax expense	1,546	1,192
Other non-cash items	339	321
Share of result of associates	(241)	(105)
Cash flow from operating activities before changes in working capital and use of provisions	10,824	10,167
Decrease/(increase) in trade and other receivables	(1,154)	(1,325)
Decrease/(increase) in inventories	(325)	(228)
Increase/(decrease) in trade and other payables	(2,691)	(3,062)
Pension contributions and use of provisions	(251)	(192)
Cash generated from operations	6,403	5,360
Interest paid	(2,001)	(2,322)
Interest received	303	512
Dividends received	123	43
Income tax paid	(2,260)	(1,996)
Cash flow from/(used in) operating activities	2,568	1,597
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(1,735)	(2,107)
Proceeds from sale of property, plant and equipment and of intangible assets	52	44
Sale/(acquisition) of subsidiaries, net of cash disposed/ acquired of	(19)	(8)
Proceeds from sale/(acquisition) of other assets	(29)	(18)
Cash flow from/(used in) investing activities	(1,732)	(2,089)
FINANCING ACTIVITIES
Proceeds from borrowings	5,466	181
Repayments of borrowings	(4,342)	(26)
Dividends paid	(2,142)	(1,923)
Share buyback	(838)	0
Payment of lease liabilities	(406)	(359)
Derivative financial instruments	(172)	(360)
Sale/(acquisition) of non-controlling interests	(414)	(3)
Other financing cash flows	(465)	(305)
Cash flow from/(used in) financing activities	(3,313)	(2,795)
Net increase/(decrease) in cash and cash equivalents	(2,476)	(3,287)
Cash and cash equivalents less bank overdrafts at beginning of year	10,314	9,890
Effect of exchange rate fluctuations	(463)	191
Cash and cash equivalents less bank overdrafts at end of period	$ 7,375	$ 6,794